Summary of Principal Accounting Policies (Details) - Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries - Variable Interest Entity, Primary Beneficiary [Member]
¥ in Thousands, $ in Thousands
	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
ASSETS
Cash and cash equivalents	¥ 63			¥ 62		¥ 10,982		$ 9	$ 9
Restricted cash						2,893
Accounts receivable						370
Prepaid rent and deposit						571
Advances to suppliers	6,136			6,131		5,323		893	862
Other current assets	2,572			2,572		97,978		375	362
Property and equipment, net						38,940
Intangible assets, net						539
Other assets	98			98		108		14	14
Total assets	8,869			8,863		157,704		1,291	1,247
LIABILITIES
Accounts payable	34			34		281,458		5	5
Deferred revenue	16			16		1,125		2	2
Short-term debt				13,000		256,773			1,828
Rental instalment loans						33
Deposits from tenants						1,422
Accrued expenses and other current liabilities	68,124			67,908		875,572		9,920	9,547
Long-term debt						201,041
Total liabilities	81,174			80,958		1,617,424		$ 11,820	$ 11,382
Net revenues			¥ 1,621	1,635	$ 230	173,921	¥ 965,093
Net loss	(221)	(32)	(41,909)	(43,940)	(6,177)	(375,470)	(1,491,565)
Net cash provided by (used in) operating activities	1	0	(10,773)	(16,087)	(2,261)	(108,705)	72,293
Net cash used in investing activities				(217)	(31)		(99,172)
Net cash (used in) provided by financing activities				¥ 2,267	$ 319	¥ 98,466	¥ (95,948)